CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flow from operating activities
Net loss	$ (6,202)	$ (446,682)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation, depletion and amortization	117,276	66,366
Unit-based compensation expenses	8,171	5,638
Loss on extinguishment of debt	0	84,562
Amortization and write-off of deferred financing fees and other	7,433	5,732
(Gains) losses on sale of assets and other, net	(692)	10
Deferred income tax	6,253	100
Mark-to-market on derivatives
Total (gains) losses	(2,031)	369,476
Cash settlements	58,517	65,450
Premiums paid for derivatives	(177,541)	0
Changes in assets and liabilities
(Increase) decrease in accounts receivable - trade, net	15,606	(36,230)
Increase in other assets	(4,336)	(560)
Increase (decrease) in accounts payable and accrued expenses	(5,237)	9,355
Increase (decrease) in other liabilities	18,296	(15,251)
Net cash provided by operating activities	35,513	107,966
Cash flow from investing activities:
Acquisition of oil and natural gas properties	(1,230,304)	(257,349)
Development of oil and natural gas properties	(220,571)	(93,086)
Purchases of other property and equipment	(9,895)	(6,375)
Proceeds from sale of properties and equipment and other	215	(1,258)
Net cash used in investing activities	(1,460,555)	(358,068)
Cash flow from financing activities:
Proceeds from sale of units	761,362	648,971
Proceeds from borrowings	2,634,802	160,000
Repayments of debt	(1,700,000)	(408,397)
Distributions to unitholders	(137,590)	(105,673)
Financing fees, offering expenses and other, net	(113,049)	(89,394)
Excess tax benefit from unit-based compensation	2,587	3,918
Net cash provided by financing activities	1,448,112	209,425
Net increase (decrease) in cash and cash equivalents	23,070	(40,677)
Cash and cash equivalents
Beginning	1,114	236,001
Ending	$ 24,184	$ 195,324